UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
                                        [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Astor Asset Management, LLC
Address: 111 S Wacker Drive, Suite 3950
         Chicago, IL 60606

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Stein
Title:   Managing Partner
Phone:   312-373-6280

Signature, Place, and Date of Signing:

Robert Stein                    Chicago, Illinois               April 15, 2010

Report Type:

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 5808686

Form 13F Information Table Value Total: $287,470
                                        (thousands)

List of Other Included Managers:
NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                COM              06740C527     3490   102441 SH       Sole                     2929             99512
GREENHAVEN CONTINUOUS CMDTY    COM              395258106    16691   634161 SH       Sole                     7832            626329
ISHARES DJ US OIL EQUIP & SV   COM              464288844    23243   540287 SH       Sole                    13169            527118
ISHARES NASDAQ BIOTECH INDX    COM              464287556    16717   204288 SH       Sole                     5014            199274
ISHARES BARCLAYS 1-3 YEAR TR   COM              464287457    23328   281198 SH       Sole                     6552            274646
ISHARES IBOXX INV GR CORP BD   COM              464287242    22412   215190 SH       Sole                     5442            209748
ISHARES MSCI EMERGING MKT IN   COM              464287234    24274   584920 SH       Sole                    13966            570954
ISHARES BARCLAYS AGGREGATE     COM              464287226    15364   148895 SH       Sole                     3571            145324
POWERSHARES QQQ                COM              73935A104    34822   761143 SH       Sole                    18171            742972
POWERSHARES DB US DOL IND BU   COM              73936D107    15977   692264 SH       Sole                    16752            675512
PROSHARES SHORT S&P500         COM              74347R503    28424   540794 SH       Sole                    12512            528282
PROSHARES SHORT 20+ TREASURY   COM              74347X849    22206   439633 SH       Sole                    11101            428532
SPDR GOLD TRUST                COM              78463V107    22974   214094 SH       Sole                     5094            209000
SPDR BARCLAYS CAPITAL HIGH     COM              78464A417    16316   420407 SH       Sole                    10188            410219
WISDOMTREE DEFA FUND           COM              97717W703      294     6303 SH       Sole                                       6303
WISDOMTREE EARNINGS 500 FUND   COM              97717W588      292     7482 SH       Sole                                       7482
WISDOMTREE SMALLCAP EARNINGS   COM              97717W562      327     7886 SH       Sole                                       7886
WISDOMTREE MIDCAP EARNINGS     COM              97717W570      319     7300 SH       Sole                                       7300